Form N-1A Supplement	Aug. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 1, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”) for the
iShares Climate Conscious & Transition MSCI USA ETF (USCL) (the “Fund”)
Effective immediately, MSCI Inc. (the “Index Provider”) has implemented methodology updates to the MSCI Climate Action range of standard indexes, which includes the MSCI USA Extended Climate Action Index (the Fund’s “Underlying Index”).
Accordingly, the following changes to the Fund are effective immediately:
Changes to the Fund’s Summary Prospectus and Prospectus
The first fifteen paragraphs of the section entitled “Principal Investment Strategies” of the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Extended Climate Action Index (the “Underlying Index”), which was developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is composed of U.S. large- and mid‑capitalization companies based on their positioning, relative to their sector peers, with respect to the transition to a low‑carbon economy, as determined by MSCI. The Index Provider uses data provided by MSCI Solutions LLC and other sources to assess companies for eligibility for inclusion in the Underlying Index and to rank and select securities based primarily on current emissions intensity, emissions reduction targets, green business revenue, and/or carbon risk management.
The Underlying Index seeks to reflect the overall sector composition of the MSCI USA Index (the “Parent Index”) by targeting similar sector representation from each Global Industry Classification Standard (“GICS”) sector in the Parent Index. The Parent Index is a float-adjusted, market capitalization weighted index designed to measure the performance of the large- and mid‑capitalization companies in the U.S. market, irrespective of their climate impact. As a result, the Underlying Index will include constituents from a broad range of sectors in the U.S. market, including sectors that have more climate impact than other sectors.
In constructing the Underlying Index, the Index Provider begins with the constituent universe of the Parent Index and applies several types of exclusionary screens.
The business involvement screens exclude securities of companies involved in the business of tobacco, controversial weapons or nuclear weapons (certain companies in countries that are not signatories of the Treaty on the Non‑Proliferation of Nuclear Weapons), producers of civilian firearms and ammunition, thermal coal mining and sales associated with thermal coal mining, or oil sands extraction. Certain exclusions (e.g., controversial and nuclear weapons) are categorical, and others are based on revenue or percentage of revenue thresholds.
The Index Provider also excludes companies that it determines are directly involved in ongoing, “very severe” environmental, social or governance (“ESG”) controversies, defined as an instance or ongoing situation in which company operations and/or products allegedly are directly implicated in having a negative ESG impact, including alleged violations of laws, regulations, or accepted international norms (e.g., human rights violations or toxic emissions and waste). To evaluate ESG controversies, the Index Provider monitors across five categories of ESG impact – environment, human rights and communities, labor rights and supply chain, customers and governance – and 28 sub‑categories. The Index Provider also excludes companies that are not assessed by the Index Provider regarding ESG controversies.
Another screen excludes issuers that have higher “emissions intensity” than the High Emission Threshold or higher “total potential carbon emissions” than the High Potential Emission Threshold, meaning issuers in the highest 5% of emitters on the MSCI ACWI Index for the two emissions metrics, as determined by the Index Provider. However, these highest 5% of emitters are not excluded by this screen if they have emissions reduction targets that have been approved by the Science-Based Targets initiative (“SBTi”).
SBTi does not monitor whether companies modify their targets or make progress toward the targets. “Emissions intensity” is defined by the Index Provider as Scope 1+2+3 global greenhouse gas (“GHG”) emissions as a percentage of the issuer’s enterprise value and cash. “Total potential carbon emissions” are the sum of the potential carbon emissions of the fossil fuel reserves, excluding metallurgical coal reserves, owned by an issuer, and are calculated only for companies that the Index Provider considers most likely to use their fossil fuel reserves for energy applications (i.e., burned or combusted to produce power or heat). Issuers without data on their emissions intensity are excluded from the Underlying Index.
For non‑index constituents, the Index Provider excludes issuers that do not have approved science-based targets (“SBTs”) and are in the worst quartile of their GICS sector within the Parent Index based on their management of climate change risks (e.g., product carbon footprint and carbon emissions) (“carbon risk management”). For existing index constituents, the Index Provider excludes issuers that do not have approved SBTs and are in the worst decile of their GICS sector within the Parent Index based on their carbon risk management, as determined by the Index Provider.
Eligible securities are then evaluated according to a framework that assigns an initial “GHG Intensity Score,” which corresponds to the issuer’s sector-relative quartile position within the Parent Index based on its Scope 1+2+3 GHG intensity. The score may be improved with a one‑quartile or two‑quartile adjustment, as summarized below.
An issuer is credited with a two‑quartile improvement in its GHG Intensity Score if the issuer either (i) has approved SBTs for emissions reduction or (ii) is assessed by the Index Provider as having a “credible track record” of reduced emissions. Approved SBTs are targets that have been determined by SBTi to align with certain criteria set by SBTi based on climate science.
The criteria for a credible track record of emissions reduction include, among other things, having an average yearly emissions reduction of at least 2% over the past four years (three year-over-year changes).
For the remaining eligible securities, the GHG Intensity Score is improved by one quartile for any issuer that is within the best quartile, on a sector-relative basis within the Parent Index, for either (i) carbon risk management or (ii) “green business revenue,” each as determined by the Index Provider. An issuer must have at least 5% green business revenue to receive the improvement to its GHG Intensity Score. “Green business revenue” is defined as the cumulative revenue percentage that a company derives from alternative energy, energy efficiency, sustainable water, green building, pollution prevention and sustainable agriculture.
After the above quartile score improvements are applied, each security is assigned the resulting “Tilt Score”. This tilting approach, as determined by the Index Provider, increases exposure to companies assessed as best positioned for the climate transition within their respective GICS sector.
All eligible securities of each GICS sector are included in the index. The weights of the index constituents are determined by multiplying the Tilt Score with the Parent Index weight of the eligible security. The weights are then renormalized to 100%. Sector weights are limited to +/- 5% the weight of that sector in the Parent Index, and individual issuer weights are capped at +2% of its Parent Index weight.
The Underlying Index is reconstituted and rebalanced in May and November. The business involvement and firearms exclusionary screens are reviewed quarterly. The ESG controversy screen is reviewed monthly. Existing constituents that meet the exclusion criteria are deleted from the Underlying Index, and the weights of the remaining constituents are renormalized to 100%.
As of June 1, 2026, a significant portion of the Underlying Index is represented by securities of companies in the Information Technology, Communication Services, and Consumer Discretionary sectors. As of June 1, 2026, the Underlying Index had approximately 400 components. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Climate Conscious & Transition MSCI USA ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 1, 2026
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”) for the
iShares Climate Conscious & Transition MSCI USA ETF (USCL) (the “Fund”)
Effective immediately, MSCI Inc. (the “Index Provider”) has implemented methodology updates to the MSCI Climate Action range of standard indexes, which includes the MSCI USA Extended Climate Action Index (the Fund’s “Underlying Index”).
Accordingly, the following changes to the Fund are effective immediately:
Changes to the Fund’s Summary Prospectus and Prospectus
The first fifteen paragraphs of the section entitled “Principal Investment Strategies” of the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Extended Climate Action Index (the “Underlying Index”), which was developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is composed of U.S. large- and mid‑capitalization companies based on their positioning, relative to their sector peers, with respect to the transition to a low‑carbon economy, as determined by MSCI. The Index Provider uses data provided by MSCI Solutions LLC and other sources to assess companies for eligibility for inclusion in the Underlying Index and to rank and select securities based primarily on current emissions intensity, emissions reduction targets, green business revenue, and/or carbon risk management.
The Underlying Index seeks to reflect the overall sector composition of the MSCI USA Index (the “Parent Index”) by targeting similar sector representation from each Global Industry Classification Standard (“GICS”) sector in the Parent Index. The Parent Index is a float-adjusted, market capitalization weighted index designed to measure the performance of the large- and mid‑capitalization companies in the U.S. market, irrespective of their climate impact. As a result, the Underlying Index will include constituents from a broad range of sectors in the U.S. market, including sectors that have more climate impact than other sectors.
In constructing the Underlying Index, the Index Provider begins with the constituent universe of the Parent Index and applies several types of exclusionary screens.
The business involvement screens exclude securities of companies involved in the business of tobacco, controversial weapons or nuclear weapons (certain companies in countries that are not signatories of the Treaty on the Non‑Proliferation of Nuclear Weapons), producers of civilian firearms and ammunition, thermal coal mining and sales associated with thermal coal mining, or oil sands extraction. Certain exclusions (e.g., controversial and nuclear weapons) are categorical, and others are based on revenue or percentage of revenue thresholds.
The Index Provider also excludes companies that it determines are directly involved in ongoing, “very severe” environmental, social or governance (“ESG”) controversies, defined as an instance or ongoing situation in which company operations and/or products allegedly are directly implicated in having a negative ESG impact, including alleged violations of laws, regulations, or accepted international norms (e.g., human rights violations or toxic emissions and waste). To evaluate ESG controversies, the Index Provider monitors across five categories of ESG impact – environment, human rights and communities, labor rights and supply chain, customers and governance – and 28 sub‑categories. The Index Provider also excludes companies that are not assessed by the Index Provider regarding ESG controversies.
Another screen excludes issuers that have higher “emissions intensity” than the High Emission Threshold or higher “total potential carbon emissions” than the High Potential Emission Threshold, meaning issuers in the highest 5% of emitters on the MSCI ACWI Index for the two emissions metrics, as determined by the Index Provider. However, these highest 5% of emitters are not excluded by this screen if they have emissions reduction targets that have been approved by the Science-Based Targets initiative (“SBTi”).
SBTi does not monitor whether companies modify their targets or make progress toward the targets. “Emissions intensity” is defined by the Index Provider as Scope 1+2+3 global greenhouse gas (“GHG”) emissions as a percentage of the issuer’s enterprise value and cash. “Total potential carbon emissions” are the sum of the potential carbon emissions of the fossil fuel reserves, excluding metallurgical coal reserves, owned by an issuer, and are calculated only for companies that the Index Provider considers most likely to use their fossil fuel reserves for energy applications (i.e., burned or combusted to produce power or heat). Issuers without data on their emissions intensity are excluded from the Underlying Index.
For non‑index constituents, the Index Provider excludes issuers that do not have approved science-based targets (“SBTs”) and are in the worst quartile of their GICS sector within the Parent Index based on their management of climate change risks (e.g., product carbon footprint and carbon emissions) (“carbon risk management”). For existing index constituents, the Index Provider excludes issuers that do not have approved SBTs and are in the worst decile of their GICS sector within the Parent Index based on their carbon risk management, as determined by the Index Provider.
Eligible securities are then evaluated according to a framework that assigns an initial “GHG Intensity Score,” which corresponds to the issuer’s sector-relative quartile position within the Parent Index based on its Scope 1+2+3 GHG intensity. The score may be improved with a one‑quartile or two‑quartile adjustment, as summarized below.
An issuer is credited with a two‑quartile improvement in its GHG Intensity Score if the issuer either (i) has approved SBTs for emissions reduction or (ii) is assessed by the Index Provider as having a “credible track record” of reduced emissions. Approved SBTs are targets that have been determined by SBTi to align with certain criteria set by SBTi based on climate science.
The criteria for a credible track record of emissions reduction include, among other things, having an average yearly emissions reduction of at least 2% over the past four years (three year-over-year changes).
For the remaining eligible securities, the GHG Intensity Score is improved by one quartile for any issuer that is within the best quartile, on a sector-relative basis within the Parent Index, for either (i) carbon risk management or (ii) “green business revenue,” each as determined by the Index Provider. An issuer must have at least 5% green business revenue to receive the improvement to its GHG Intensity Score. “Green business revenue” is defined as the cumulative revenue percentage that a company derives from alternative energy, energy efficiency, sustainable water, green building, pollution prevention and sustainable agriculture.
After the above quartile score improvements are applied, each security is assigned the resulting “Tilt Score”. This tilting approach, as determined by the Index Provider, increases exposure to companies assessed as best positioned for the climate transition within their respective GICS sector.
All eligible securities of each GICS sector are included in the index. The weights of the index constituents are determined by multiplying the Tilt Score with the Parent Index weight of the eligible security. The weights are then renormalized to 100%. Sector weights are limited to +/- 5% the weight of that sector in the Parent Index, and individual issuer weights are capped at +2% of its Parent Index weight.
The Underlying Index is reconstituted and rebalanced in May and November. The business involvement and firearms exclusionary screens are reviewed quarterly. The ESG controversy screen is reviewed monthly. Existing constituents that meet the exclusion criteria are deleted from the Underlying Index, and the weights of the remaining constituents are renormalized to 100%.
As of June 1, 2026, a significant portion of the Underlying Index is represented by securities of companies in the Information Technology, Communication Services, and Consumer Discretionary sectors. As of June 1, 2026, the Underlying Index had approximately 400 components. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.